AMERICAN FUNDS INFLATION LINKED BOND FUND
AMERICAN FUNDS INFLATION LINKED BOND FUND SM
Investment objective
The fund’s investment objective is toprovide inflation protection and income consistent with investment in inflation linked securities.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 29 of the prospectus and on page 57 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees AMERICAN FUNDS INFLATION LINKED BOND FUND	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A		Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%		none	none	none	none	2.50%		none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AMERICAN FUNDS INFLATION LINKED BOND FUND		Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	[1]	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees	[1]	0.30%	1.00%	1.00%	0.25%	none	0.30%	1.00%	1.00%	0.50%	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none
Other expenses	[1]	0.13%	0.36%	0.39%	0.41%	0.41%	0.46%	0.47%	0.47%	0.44%	0.47%	0.12%	0.39%	0.42%	0.30%	0.24%	0.17%	0.37%
Total annual fund operating expenses	[1]	0.79%	1.72%	1.75%	1.02%	0.77%	1.12%	1.83%	1.83%	1.30%	0.83%	1.48%	1.50%	1.38%	1.16%	0.85%	0.53%	0.73%
Expense reimbursement	[1][2]	none	0.17%	0.17%	0.17%	0.17%	0.17%	0.16%	0.17%	0.17%	0.17%	none	0.10%	0.10%	0.10%	0.09%	0.04%	0.26%
Total annual fund operating expenses after expense reimbursement	[1]	0.79%	1.55%	1.58%	0.85%	0.60%	0.95%	1.67%	1.66%	1.13%	0.66%	1.48%	1.40%	1.28%	1.06%	0.76%	0.49%	0.47%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least January 31, 2015, unless modified or terminated by the fund's board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AMERICAN FUNDS INFLATION LINKED BOND FUND (USD $)	1 year	3 years	5 years	10 years
Class A	329	496	678	1,203
Class B	658	925	1,117	1,769
Class C	261	535	933	2,048
Class F-1	87	308	547	1,232
Class F-2	61	229	411	938
Class 529-A	345	581	835	1,564
Class 529-B	670	960	1,175	1,949
Class 529-C	269	559	975	2,134
Class 529-E	115	395	697	1,553
Class 529-F-1	67	248	444	1,010
Class R-1	151	468	808	1,768
Class R-2	143	464	809	1,782
Class R-2E	130	427	746	1,649
Class R-3	108	359	629	1,400
Class R-4	78	262	463	1,041
Class R-5	50	166	292	661
Class R-6	48	207	380	882

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption AMERICAN FUNDS INFLATION LINKED BOND FUND (USD $)	1 year	3 years	5 years	10 years
Class B	158	525	917	1,769
Class C	161	535	933	2,048
Class 529-B	170	560	975	1,949
Class 529-C	169	559	975	2,134

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 543% of the average value of its portfolio.

Principal investment strategies

The fund seeks to provide inflation protection and income by investing primarily in inflation linked securities. Normally, at least 80% of the fund’s assets will be invested in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index so that principal and interest adjust to reflect changes in the index. For example, U.S. Treasury Inflation-Protected Securities (TIPS) are linked to the Consumer Price Index for Urban Consumers (CPURNSA). Other sovereign governments and corporations also issue inflation linked securities that are tied to their own local consumer price index or the CPURNSA.

The fund will invest at least 80% of its assets in securities guaranteed or sponsored by the U.S. government. The fund will invest primarily in debt securities with quality ratings of Aa3 or better or AA- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government without regard to the quality rating assigned to the U.S. government by a Nationally Recognized Statistical Rating Organization. The fund will invest in debt securities with a wide range of maturities.

The fund may also invest in interest rate swaps in order to manage the fund’s sensitivity to interest rates.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of interest rate and duration risk, credit quality, general economic conditions and various quantitative measures. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., the rates of interest one expects to receive after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of inflation linked securities will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also mean that during periods of extreme deflation, the fund may have reduced income to distribute. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that anticipated changes in interest rates will not be accurately predicted, which may result in losses to the fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Inflation-Protected Bond Funds Average includes other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge: if a sales charge were included results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 1.30% (quarter ended September 30, 2013)

Lowest -7.05% (quarter ended June 30, 2013)

The fund's total return for the six months ended June 30, 2014, was 6.55%

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Average Annual Returns AMERICAN FUNDS INFLATION LINKED BOND FUND	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	A Before taxes	(10.09%)	(10.25%)	Dec. 14, 2012
After Taxes on Distributions Class A	A After taxes on distributions	(10.10%)	(10.26%)
After Taxes on Distributions and Sale of Fund Shares Class A	A After taxes on distributions and sale of fund shares	(5.71%)	(7.81%)
Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(8.61%)	(8.72%)	Dec. 14, 2012
Lipper Inflation-Protected Bond Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Inflation-Protected Bond Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	(7.55%)	(7.58%)	Dec. 14, 2012